Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Estimated Fair Values and Carrying Amounts of Financial Instruments
The carrying amount and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are included in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined, except for loans, amended upon implementation of ASU 2016-01, Financial Statements - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 2, Recent Accounting Pronouncements, in this Report for a description of how the fair value measurement is determined for loans beginning January 1, 2018.

		December 31, 2018
(Dollars in thousands)		Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measurement Category
Fair Value
	Financial Assets
	Securities available for sale	$4,783,579	$4,783,579	$—	$4,783,579	$—
	Mortgage loans held for sale	107,734	107,734	—	107,734	—
	Mortgage loans held for investment, at fair value option	3,143	3,143	—	—	3,143
	Derivative instruments	27,048	27,048	—	27,048	—

	Financial Liabilities
	Derivative instruments	22,124	22,124	—	22,124	—

Amortized Cost
	Financial Assets
	Cash and cash equivalents	$690,453	$690,453	$690,453	$—	$—
	Securities held to maturity	207,446	204,277	—	204,277	—
	Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	22,376,101	22,088,236	—	—	22,088,236

	Financial Liabilities
	Deposits	23,763,431	23,752,139	—	23,752,139	—
	Short-term borrowings	1,482,882	1,482,882	315,882	1,167,000	—
	Long-term debt	1,166,151	1,154,062	—	—	1,154,062

		December 31, 2017
(Dollars in thousands)		Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measurement Category
Fair Value
	Financial Assets
	Securities available for sale	$4,590,062	$4,590,062	$—	$4,590,062	$—
	Mortgage loans held for sale	134,916	134,916	—	134,916	—
	Mortgage loans held for investment, at fair value option	14,953	14,953	—	—	14,953
	Derivative instruments	31,265	31,265	—	31,265	—

	Financial Liabilities
	Derivative instruments	25,154	25,154	—	25,154	—

Amortized Cost
	Financial Assets
	Cash and cash equivalents	$625,724	$625,724	$625,724	$—	$—
	Securities held to maturity	227,318	227,964	—	227,964	—
	Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	19,922,337	19,811,904	—	—	19,811,904

	Financial Liabilities
	Deposits	21,466,717	21,460,782	—	21,460,782	—
	Short-term borrowings	991,297	991,297	516,297	475,000	—
	Long-term debt	1,495,835	1,476,899	—	—	1,476,899